Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating loss carry-forward	$ 287,050	$ 974,439
Allowance for credit losses		3,366
Allowance for inventory reserves	6,372
Valuation allowance	(293,422)	(977,805)	$ (775,966)
Total deferred tax assets